RELATED PARTY TRANSACTION (Tables) - Churchill Capital Corp IV	6 Months Ended
Jun. 30, 2021
Related Party Transaction [Line Items]
Schedule of conversion option for Level 3 of fair value measurement and assumption

			February 22,
			2021
	June 30,	March 31,	(Initial
	2021	2021	Measurement)
Underlying warrant value	$21.26	$12.45	$39.46
Exercise price	$1.00	$1.00	$1.00
Holding period	0.06	0.23	0.34
Risk-free rate	0.04%	0.03%	0.03%
Volatility	125%	125%	125%
Dividend yield	0.0%	0.0%	0.0%

Summary of the change in the fair value of conversion option liability

Fair value as of January 1, 2021	$—
Initial measurement on February 22, 2021	57,691,636
Change in fair value	(40,517,598)
Fair value as of March 31, 2021	17,174,038
Change in fair value	13,220,756
Fair value as of June 30, 2021	$30,394,794